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American Funds Tax-Advantaged Growth and Income Portfolio SM
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American Funds Portfolio SeriesSM Supplement November 1, 2019

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For the American Funds Tax-Advantaged Growth and Income Portfolio’s summary prospectus, statutory prospectus, and statement of additional information dated January 1, 2019, as supplemented to date.

Effective January 1, 2020, the “American Funds Tax-Advantaged Growth and Income Portfolio” will change its name to “American Funds Tax-Aware Conservative Growth and Income Portfolio.” On such date, all references to the American Funds Tax-Advantaged Growth and Income Portfolio in the summary prospectus, statutory prospectus, and statement of additional information shall be a reference to American Funds Tax-Aware Conservative Growth and Income Portfolio. The portfolio is changing only its name and will continue to operate with the same investment objective, policies and strategies and be subject to the same risks.

Keep this supplement with your summary prospectus, statutory prospectus, and statement of additional information.